                               MFS SERIES TRUST X
              500 Boylston Street, Boston, Massachusetts 02116-3741
                                 (617) 954-5000




                                       November 30, 1995




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

    Re: MFS Series Trust X (the "Trust"), on behalf of MFS Government Mortgage Fund, a series of the Trust (File Nos. 33-1657 and 811-4492)

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 13 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on November 28, 1995.

    Please call the undersigned or Kendra D. McGeorge at (800) 343-2829 Ext. 5034 with any questions you may have.

                                       Very truly yours,



                                       JAMES R. BORDEWICK, JR.
                                       James R. Bordewick, Jr.
                                       Assistant Secretary

JRB/bjn